Stock Option Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2006
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of year	209,914	189,639	170,915
Options, Granted	27,500	29,000	28,000
Options, Exercised	(18,577)	(2,575)	(9,276)
Options, Forfeited	(12,711)	(6,150)
Options, Outstanding, end of year	206,126	209,914	189,639
Options, Exercisable, end of year	178,626	180,914	161,639
Weighted Average Exercise Price Per Share, Outstanding, beginning of year	$ 28.43	$ 28.52	$ 28.07
Weighted Average Exercise Price Per Share, Granted	$ 29.75	$ 27.43	$ 27.74
Weighted Average Exercise Price Per Share, Exercised	$ 24.41	$ 19.69	$ 17.68
Weighted Average Exercise Price Per Share, Forfeited	$ 29.57	$ 30.25
Weighted Average Exercise Price Per Share, Outstanding, end of year	$ 28.90	$ 28.43	$ 28.52
Weighted Average Exercise Price Per Share, Exercisable, end of year	$ 28.76	$ 28.59	$ 28.66
Weighted Average Remaining Contractual Term, Outstanding,	6 years 1 month 7 days
Weighted Average Remaining Contractual Term, Outstanding,	6 years 1 month 7 days
Aggregate Intrinsic Value, Outstanding,	$ 113,352	$ 146,361
Aggregate Intrinsic Value, Outstanding, end of year	256,499	113,352	146,361
Aggregate Intrinsic Value, Exercisable, end of year	256,499	112,152	145,471
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				250,000
Proceeds from Stock Options Exercised	455,000	51,000	163,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 256,499	$ 113,352	$ 146,361